Regulatory Matters - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2020
Schedule Of Regulatory Assets And Liabilities [Line Items]
Period of Retained Earnings For Restriction of Dividend	2 years
Maximum percentage of secured loans of Bank's common stock and capital surplus	10.00%
Subsequent Event [Member]
Schedule Of Regulatory Assets And Liabilities [Line Items]
Provision for dividend to the Company		$ 14.3